CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Debt discount (in Dollars)		$ 279,435
Debt discount (in Dollars)	$ 2,419,800
Preferred stock, value (in Dollars per share)	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	15,495,421	14,915,421
Common Stock, shares outstanding	15,495,421	14,915,421